FINANCING AND LOANS - GUARANTEES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FINANCING AND LOANS
Value of Financing	R$ 650,000
Borrowings.	R$ 45,121,791	R$ 45,620,428
Borrowings from BNDES bank for Norte Energia project for Eletrobras | NORTE ENERGIA
FINANCING AND LOANS
Company Stake	15.00%
Value of Financing	R$ 2,025,000
Borrowings.	2,400,896
Balance Guaranteed by Eletrobras	R$ 24,009
Borrowings from CEF bank for Norte Energia project for Eletrobras | NORTE ENERGIA
FINANCING AND LOANS
Company Stake	15.00%
Value of Financing	R$ 1,050,000
Borrowings.	1,312,337
Balance Guaranteed by Eletrobras	R$ 13,123
Borrowings from BTG Pactual bank for Norte Energia project for Eletrobras | NORTE ENERGIA
FINANCING AND LOANS
Company Stake	15.00%
Value of Financing	R$ 300,000
Borrowings.	374,953
Balance Guaranteed by Eletrobras	R$ 3,750
Borrowings from Contract Performance Bond for Norte Energia project for Eletrobras | NORTE ENERGIA
FINANCING AND LOANS
Company Stake	15.00%
Value of Financing	R$ 39,225
Borrowings.	23,835
Balance Guaranteed by Eletrobras	R$ 238
Borrowings from CAF bank for Rouar project for Eletrobras | Rouar
FINANCING AND LOANS
Company Stake	50.00%
Value of Financing	R$ 30,938
Borrowings.	32,311
Balance Guaranteed by Eletrobras	R$ 323
Borrowings from BNB bank for Mangue Seco II project for Eletrobras | Mangue Seco 2
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 40,951
Borrowings.	34,769
Balance Guaranteed by Eletrobras	R$ 348
Borrowings from BNDES bank for Santa Vitoria do Palmar Holding S.A. project for Eletrosul | Santa Vitoria do Palmar Holding
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 197,950
Borrowings.	201,411
Balance Guaranteed by Eletrobras	R$ 2,014
Borrowings from BRDE bank for Santa Vitoria do Palmar Holding S.A. project for Eletrosul | Santa Vitoria do Palmar Holding
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 98,000
Borrowings.	101,351
Balance Guaranteed by Eletrobras	R$ 1,014
Borrowings from Issuance of Debentures for Santa Vitria do Palmar Holding S.A. project for Eletrosul | Santa Vitoria do Palmar Holding
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 44,100
Borrowings.	57,757
Balance Guaranteed by Eletrobras	R$ 578
Borrowings from BNDES bank for Eolica Hermenegildo I S/A project for Eletrosul | Eolica Hermenegildo I S/A
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 109,566
Borrowings.	104,995
Balance Guaranteed by Eletrobras	R$ 1,050
Borrowings from BRDE bank for Eolica Hermenegildo I S/A project for Eletrosul | Eolica Hermenegildo I S/A
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 47,764
Borrowings.	46,013
Balance Guaranteed by Eletrobras	R$ 460
Borrowings from BNDES bank for Eolica Hermenegildo II S/A project for Eletrosul | Eolica Hermenegildo II S/A
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 109,590
Borrowings.	105,018
Balance Guaranteed by Eletrobras	R$ 1,050
Borrowings from BRDE bank for Eolica Hermenegildo II S/A project for Eletrosul | Eolica Hermenegildo II S/A
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 47,775
Borrowings.	46,023
Balance Guaranteed by Eletrobras	R$ 460
Borrowings from BNDES bank for Eolica Hermenegildo III S/A project for Eletrosul | Eolica Hermenegildo III S/A
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 93,367
Borrowings.	89,472
Balance Guaranteed by Eletrobras	R$ 895
Borrowings from BRDE bank for Eolica Hermenegildo III S/A project for Eletrosul | Eolica Hermenegildo III S/A
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 40,703
Borrowings.	39,210
Balance Guaranteed by Eletrobras	R$ 392
Borrowings from BNDES bank for Eolica Chui IX S/A project for Eletrosul | Eolica Chui IX S/A
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 31,561
Borrowings.	30,244
Balance Guaranteed by Eletrobras	R$ 302
Borrowings from BRDE bank for Eolica Chui IX S/A project for Eletrosul | Eolica Chui IX S/A
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 13,758
Borrowings.	13,254
Balance Guaranteed by Eletrobras	R$ 133
Borrowings from BNDES bank for ESBR project for Eletrosul one | ESBR
FINANCING AND LOANS
Company Stake	20.00%
Value of Financing	R$ 727,000
Borrowings.	881,525
Balance Guaranteed by Eletrobras	R$ 8,815
Borrowings from BNDES bank for ESBR project for Eletrosul two | ESBR
FINANCING AND LOANS
Company Stake	20.00%
Value of Financing	R$ 232,500
Borrowings.	238,775
Balance Guaranteed by Eletrobras	R$ 2,388
Borrowings from BNDES REPASSE bank for ESBR project for Eletrosul two | ESBR
FINANCING AND LOANS
Company Stake	20.00%
Value of Financing	R$ 232,500
Borrowings.	236,695
Balance Guaranteed by Eletrobras	R$ 2,367
Borrowings from Banco do Brasil bank for Cerro Chato I, II and III project for Eletrosul | Cerro Chato I, II and III
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 223,419
Borrowings.	72,319
Balance Guaranteed by Eletrobras	R$ 723
Borrowings from BNDES bank for RS Energia project for Eletrosul | RS Energia
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 126,221
Borrowings.	42,621
Balance Guaranteed by Eletrobras	R$ 426
Borrowings from BNDES bank for Artemis Transmissora de Energia project for Eletrosul | Artemis Transmissora de Energia
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 170,029
Borrowings.	11,549
Balance Guaranteed by Eletrobras	R$ 115
Borrowings from BNDES bank for UHE Maua project for Eletrosul | HPP Mau
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 182,417
Borrowings.	127,376
Balance Guaranteed by Eletrobras	R$ 1,274
Borrowings from BNDES/Banco do Brasil bank for UHE Maua project for Eletrosul | HPP Mau
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 182,417
Borrowings.	127,393
Balance Guaranteed by Eletrobras	R$ 1,274
Borrowings from BNDES bank for UHE Passo de Sao Joao project for Eletrosul one | UHE Passo de Sao Joao
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 183,330
Borrowings.	115,734
Balance Guaranteed by Eletrobras	R$ 1,157
Borrowings from BNDES/Banco do Brasil bank for SC Energia project for Eletrosul | SC Energia
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 50,000
Borrowings.	6,966
Balance Guaranteed by Eletrobras	R$ 70
Borrowings from BNDES/BDRE bank for SC Energia project for Eletrosul | SC Energia
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 50,000
Borrowings.	6,948
Balance Guaranteed by Eletrobras	R$ 69
Borrowings from BNDES bank for SC Energia project for Eletrosul one | SC Energia
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 103,180
Borrowings.	13,970
Balance Guaranteed by Eletrobras	R$ 140
Borrowings from BNDES bank for SC Energia project for Eletrosul two | ESBR
FINANCING AND LOANS
Company Stake	20.00%
Value of Financing	R$ 717,000
Borrowings.	864,743
Balance Guaranteed by Eletrobras	R$ 8,647
Borrowings from BNDES bank for SC Energia project for Eletrosul two | SC Energia
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 67,017
Borrowings.	19,007
Balance Guaranteed by Eletrobras	R$ 190
Borrowings from BNDES bank for UHE Sao Domingos project for Eletrosul | UHE Sao Domingos
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 207,000
Borrowings.	159,969
Balance Guaranteed by Eletrobras	R$ 1,600
Borrowings from BNDES bank for RS Energia project for Eletrosul one | RS Energia
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 41,898
Borrowings.	28,576
Balance Guaranteed by Eletrobras	R$ 286
Borrowings from BNDES bank for RS Energia project for Eletrosul two | RS Energia
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 9,413
Borrowings.	7,026
Balance Guaranteed by Eletrobras	R$ 70
Borrowings from BNDES bank for RS Energia project for Eletrosul three | RS Energia
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 12,000
Borrowings.	7,274
Balance Guaranteed by Eletrobras	R$ 73
Borrowings from BNDES bank for UHE Passo de Sao Joao project for Eletrosul two | UHE Passo de Sao Joao
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 14,750
Borrowings.	9,565
Balance Guaranteed by Eletrobras	R$ 96
Borrowings from Banco do Brasil bank for Eletrosul Corporate Projects for Eletrosul | Eletrosul Corporate Projects
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 250,000
Borrowings.	167,123
Balance Guaranteed by Eletrobras	R$ 1,671
Borrowings from BNDES bank for Teles Pires project for Eletrosul | Teles pires
FINANCING AND LOANS
Company Stake	24.72%
Value of Financing	R$ 296,940
Borrowings.	327,604
Balance Guaranteed by Eletrobras	R$ 3,276
Borrowings from BNDES/Banco do Brasil bank for Teles Pires project for Eletrosul one | Teles pires
FINANCING AND LOANS
Company Stake	24.72%
Value of Financing	R$ 294,000
Borrowings.	325,559
Balance Guaranteed by Eletrobras	R$ 3,256
Borrowings from Issuance of Debentures for Teles Pires project for Eletrosul | Teles pires
FINANCING AND LOANS
Company Stake	24.72%
Value of Financing	R$ 160,680
Borrowings.	182,006
Balance Guaranteed by Eletrobras	R$ 1,820
Borrowings from BNDES bank for Livramento Holding project for Eletrosul | Livramento Holding S.A. Eolicas do Sul
FINANCING AND LOANS
Company Stake	78.00%
Value of Financing	R$ 29,255
Borrowings.	20,782
Balance Guaranteed by Eletrobras	R$ 208
Borrowings from BNDES bank for Transmissora Sul Brasileira de Energia S.A. project for Eletrosul | TSBE - Transmissora Sul Brasileira de Energia S.A.
FINANCING AND LOANS
Company Stake	80.00%
Value of Financing	R$ 209,974
Borrowings.	166,641
Balance Guaranteed by Eletrobras	R$ 1,666
Borrowings from Issuance of Debentures for Transmissora Sul Brasileira de Energia S.A. project for Eletrosul | TSBE - Transmissora Sul Brasileira de Energia S.A.
FINANCING AND LOANS
Company Stake	80.00%
Value of Financing	R$ 62,040
Borrowings.	88,393
Balance Guaranteed by Eletrobras	R$ 884
Borrowings from KfW bank for Complexo Sao Bernardo project for Eletrosul one | Complexo Sao Bernardo
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 29,854
Borrowings.	52,766
Balance Guaranteed by Eletrobras	R$ 528
Borrowings from KfW bank for Complexo Sao Bernardo project for Eletrosul two | Complexo Sao Bernardo
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 136,064
Borrowings.	177,361
Balance Guaranteed by Eletrobras	R$ 1,774
Borrowings from CEF bank for Complexo Eolico Livramento - Entorno II project for Eletrosul | Complexo Eolico Livramento - Entorno II
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 200,000
Borrowings.	207,595
Balance Guaranteed by Eletrobras	R$ 2,076
FDIC DI Borrowings For Corporate Projects 3 of Eletrosul | Corporate Projects Eletrosul 3
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 690,000
Borrowings.	691,421
Balance Guaranteed by Eletrobras	R$ 6,914
Borrowings from BNDES bank for Sao Luis II and III project for Eletronorte | Sao Luis II and III
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 13,653
Borrowings.	6,968
Balance Guaranteed by Eletrobras	R$ 70
Borrowings from BNDES bank for Miranda II project for Eletronorte | SE Miranda II
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 47,531
Borrowings.	16,383
Balance Guaranteed by Eletrobras	R$ 164
Borrowings from BNB bank for Ribeiro Gonc./Balsas project for Eletronorte | Ribeiro Gonc/Balsas
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 70,000
Borrowings.	53,399
Balance Guaranteed by Eletrobras	R$ 534
Borrowings from BASA bank for Lechuga/J. Teixeira project for Eletronorte | Lechuga/J. Teixeira
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 25,720
Borrowings.	18,237
Balance Guaranteed by Eletrobras	R$ 182
Borrowings from BNDES bank for Nobres Substation project for Eletronorte | Nobres Substation
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 10,000
Borrowings.	5,837
Balance Guaranteed by Eletrobras	R$ 58
Borrowings from BNDES bank for Miramar/Tucurui Substation project for Eletronorte | Miramar/Tucurui Substation
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 31,000
Borrowings.	19,497
Balance Guaranteed by Eletrobras	R$ 195
Borrowings from BNDES bank for Expansion of Lechuga Substation project for Eletronorte | Expansion of Lechuga Substation
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 35,011
Borrowings.	22,512
Balance Guaranteed by Eletrobras	R$ 225
Borrowings from BNDES bank for Norte Brasil Transmissora project for Eletronorte | Norte Brasil Transmissora de Energia S.A.
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 514,500
Borrowings.	427,812
Balance Guaranteed by Eletrobras	R$ 4,278
Borrowings from Issuance of Debentures for Norte Brasil Transmissora project for Eletronorte | Norte Brasil Transmissora de Energia S.A.
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 98,000
Borrowings.	143,150
Balance Guaranteed by Eletrobras	R$ 1,431
Borrowings from BASA bank for Linha Verde Transmissora project for Eletronorte | Linha Verde Transmissora de Energia S.A.
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 185,000
Borrowings.	191,146
Balance Guaranteed by Eletrobras	R$ 1,911
Borrowings from BNDES bank for Manaus Transmissora project for Eletronorte | Manaus Transmissora de Energia S.A.
FINANCING AND LOANS
Company Stake	30.00%
Value of Financing	R$ 120,300
Borrowings.	87,107
Balance Guaranteed by Eletrobras	R$ 871
Borrowings from BNDES bank for Energy Transmission Station project for Eletronorte | Estacao Transmissora Energia
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 505,477
Borrowings.	362,128
Balance Guaranteed by Eletrobras	R$ 3,621
Borrowings from BASA bank for Energy Transmission Station project for Eletronorte one | Estacao Transmissora Energia
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 221,789
Borrowings.	202,757
Balance Guaranteed by Eletrobras	R$ 2,028
Borrowings from BASA bank for Energy Transmission Station project for Eletronorte two | Estacao Transmissora Energia
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 221,789
Borrowings.	200,563
Balance Guaranteed by Eletrobras	R$ 2,006
Borrowings from BNDES bank for Rio Branco Transmissora project for Eletronorte | Rio Branco Transmissora de Energia
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 138,000
Borrowings.	100,142
Balance Guaranteed by Eletrobras	R$ 1,001
Borrowings from BASA bank for Transmissora Matogrossense Energia project for Eletronorte | Transmissora Matogrossense Energia
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 39,200
Borrowings.	33,937
Balance Guaranteed by Eletrobras	R$ 339
Borrowings from BNDES bank for Transmissora Matogrossense Energia project for Eletronorte | Transmissora Matogrossense Energia
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 42,777
Borrowings.	26,571
Balance Guaranteed by Eletrobras	R$ 266
Borrowings from BNDES bank for Brasventos Miassaba 3 project for Eletronorte | Brasventos Miassaba 3 Geradora
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 30,984
Borrowings.	25,105
Balance Guaranteed by Eletrobras	R$ 251
Borrowings from State Grid Brazil S.A. bank for Belo Monte Transmissora de Energia S.A. project for Eletronorte | Belo Monte Transmissora de Energia
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 294,700
Borrowings.	350,782
Balance Guaranteed by Eletrobras	R$ 3,508
Borrowings From BNDES For Belo Monte Transmissora De Energia S.a. Project For Eletronorte | Belo Monte Transmissora de Energia
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 412,825
Borrowings.	429,894
Balance Guaranteed by Eletrobras	R$ 4,299
Borrowings From BNDES-Transfer For Belo Monte Transmissora De Energia S.a. Project For Eletronorte | Belo Monte Transmissora de Energia
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 214,375
Borrowings.	226,383
Balance Guaranteed by Eletrobras	R$ 2,264
Borrowings from BNDES bank for Norte Energia project for Eletronorte | NORTE ENERGIA
FINANCING AND LOANS
Company Stake	19.98%
Value of Financing	R$ 2,697,300
Borrowings.	3,197,993
Balance Guaranteed by Eletrobras	R$ 31,980
Borrowings from CEF bank for Norte Energia project for Eletronorte | NORTE ENERGIA
FINANCING AND LOANS
Company Stake	19.98%
Value of Financing	R$ 1,398,600
Borrowings.	1,748,032
Balance Guaranteed by Eletrobras	R$ 17,480
Borrowings from BTG Pactual bank for Norte Energia project for Eletronorte | NORTE ENERGIA
FINANCING AND LOANS
Company Stake	19.98%
Value of Financing	R$ 399,600
Borrowings.	499,438
Balance Guaranteed by Eletrobras	R$ 4,994
Borrowings from BNDES bank for Implementation of PAR and PMIS project for Eletronorte | Implementation of PAR and PMIS
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 361,575
Borrowings.	278,875
Balance Guaranteed by Eletrobras	R$ 2,789
Borrowings from BNDES bank for Porto Velho Transmissora de Energia project for Eletronorte | Porto Velho Transmissora de Energia
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 283,411
Borrowings.	229,148
Balance Guaranteed by Eletrobras	R$ 2,291
Borrowings from CEF bank for Reinforcement of Working Capital Structure project for Eletronorte | Reinforcement of Working Capital Structure
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 400,000
Borrowings.	229,154
Balance Guaranteed by Eletrobras	R$ 2,292
Borrowings from BNDES bank for UHE Sinop project for Eletronorte | UHE Sinop
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 256,270
Borrowings.	227,483
Balance Guaranteed by Eletrobras	R$ 2,275
Borrowings From CEF Bank For Reinforcement of the Working Capital Structure 2 of Electronorte | Reinforcement of the Working Capital Structure 2
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 500,000
Borrowings.	479,420
Balance Guaranteed by Eletrobras	R$ 4,794
Borrowings from BNDES bank for Angra III project for Eletronuclear | UTN Angra III
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 6,181,048
Borrowings.	3,650,440
Balance Guaranteed by Eletrobras	R$ 36,504
Borrowings from BNDES bank for ESBR project for Chesf one | ESBR
FINANCING AND LOANS
Company Stake	20.00%
Value of Financing	R$ 727,000
Borrowings.	881,525
Balance Guaranteed by Eletrobras	R$ 8,815
Borrowings from BNDES bank for ESBR project for Chesf two | ESBR
FINANCING AND LOANS
Company Stake	20.00%
Value of Financing	R$ 232,500
Borrowings.	238,775
Balance Guaranteed by Eletrobras	R$ 2,388
Borrowings from BNDES REPASSE bank for ESBR project for Chesf one | ESBR
FINANCING AND LOANS
Company Stake	20.00%
Value of Financing	R$ 717,000
Borrowings.	864,743
Balance Guaranteed by Eletrobras	R$ 8,647
Borrowings from BNDES REPASSE bank for ESBR project for Chesf two | ESBR
FINANCING AND LOANS
Company Stake	20.00%
Value of Financing	R$ 232,500
Borrowings.	236,695
Balance Guaranteed by Eletrobras	R$ 2,367
Borrowings from BNDES bank for Manaus Transmissora project for Chesf | Manaus Transmissora de Energia S.A.
FINANCING AND LOANS
Company Stake	19.50%
Value of Financing	R$ 78,195
Borrowings.	56,619
Balance Guaranteed by Eletrobras	R$ 566
Borrowings from BNDES bank for Norte Energia project for Chesf | NORTE ENERGIA
FINANCING AND LOANS
Company Stake	15.00%
Value of Financing	R$ 2,025,000
Borrowings.	2,400,896
Balance Guaranteed by Eletrobras	R$ 24,009
Borrowings from CEF bank for Norte Energia project for Chesf | NORTE ENERGIA
FINANCING AND LOANS
Company Stake	15.00%
Value of Financing	R$ 1,050,000
Borrowings.	1,312,337
Balance Guaranteed by Eletrobras	R$ 13,123
Borrowings from BTG Pactual bank for Norte Energia project for Chesf | NORTE ENERGIA
FINANCING AND LOANS
Company Stake	15.00%
Value of Financing	R$ 300,000
Borrowings.	374,953
Balance Guaranteed by Eletrobras	R$ 3,750
Borrowings from BASA bank for IE Madeira project for Chesf | IE MADEIRA
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 65,415
Borrowings.	74,723
Balance Guaranteed by Eletrobras	R$ 747
Borrowings from BNDES bank for IE Madeira project for Chesf | IE MADEIRA
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 455,504
Borrowings.	338,220
Balance Guaranteed by Eletrobras	R$ 3,382
Borrowings from Issuance of Debentures for IE Madeira project for Chesf | IE MADEIRA
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 85,750
Borrowings.	124,479
Balance Guaranteed by Eletrobras	R$ 1,245
Borrowings from Banco do Brasil bank for Chesf 1 Corporate Projects for Chesf | Chesf 1 Corporate Projects
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 500,000
Borrowings.	224,218
Balance Guaranteed by Eletrobras	R$ 2,242
Borrowings from CEF bank for Chesf 2 Corporate Projects for Chesf | Chesf 2 Corporate Projects
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 400,000
Borrowings.	151,105
Balance Guaranteed by Eletrobras	R$ 1,511
Borrowings from BNDES bank for IE Garanhuns S/A project for Chesf | IE Garanhuns S/A
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 175,146
Borrowings.	139,120
Balance Guaranteed by Eletrobras	R$ 1,391
Borrowings from BNDES bank for Chesf 3 Corporate Projects for Chesf | Chesf 3 Corporate Projects
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 727,560
Borrowings.	361,908
Balance Guaranteed by Eletrobras	R$ 3,619
Borrowings from BNDES bank for Chesf 4 Corporate Projects for Chesf | Chesf 4 Corporate Projects
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 475,454
Borrowings.	209,493
Balance Guaranteed by Eletrobras	R$ 2,095
Borrowings from BNDES bank for UHE Sinop project for Chesf | UHE Sinop
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 256,270
Borrowings.	227,483
Balance Guaranteed by Eletrobras	R$ 2,275
Borrowings from CEF bank for Chesf 5 Corporate Projects for Chesf | Chesf 5 Corporate Projects
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 200,000
Borrowings.	188,698
Balance Guaranteed by Eletrobras	R$ 1,887
Borrowings from BNDES bank for UHE Batalha project for Furnas | UHE Batalha
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 224,000
Borrowings.	135,600
Balance Guaranteed by Eletrobras	R$ 1,356
Borrowings from BNDES bank for UHE Simplcio project for Furnas | UHE Simplicio
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 1,034,410
Borrowings.	586,337
Balance Guaranteed by Eletrobras	R$ 5,863
Borrowings from BNDES bank for UHE Baguari project for Furnas | UHE Baguari
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 60,153
Borrowings.	32,768
Balance Guaranteed by Eletrobras	R$ 328
Borrowings from Banco do Brasil bank for SUNDRY project for Furnas | SUNDRY
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 750,000
Borrowings.	754,114
Balance Guaranteed by Eletrobras	R$ 7,541
Borrowings from Banco do Brasil bank for BASA 2008 Rollover project for Furnas | BASA 2008 Rollover
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 208,312
Borrowings.	208,384
Balance Guaranteed by Eletrobras	R$ 2,084
Borrowings from FINEP bank for Innovation Projects for Furnas | Innovation Projects
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 268,503
Borrowings.	138,905
Balance Guaranteed by Eletrobras	R$ 1,389
Borrowings from Banco do Brasil bank for Corporate Financing project for Furnas | Corporate Financing
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 400,000
Borrowings.	315,514
Balance Guaranteed by Eletrobras	R$ 3,155
Borrowings from BNDES bank for UHE Santo Antonio project for Furnas one | UHE Santo Antnio
FINANCING AND LOANS
Company Stake	39.00%
Value of Financing	R$ 1,594,159
Borrowings.	1,951,042
Balance Guaranteed by Eletrobras	R$ 19,510
Borrowings from BNDES bank for UHE Santo Antonio project for Furnas two | UHE Santo Antnio
FINANCING AND LOANS
Company Stake	39.00%
Value of Financing	R$ 1,574,659
Borrowings.	2,014,178
Balance Guaranteed by Eletrobras	R$ 20,142
Borrowings from BASA bank for UHE Santo Antonio project for Furnas | UHE Santo Antnio
FINANCING AND LOANS
Company Stake	39.00%
Value of Financing	R$ 196,334
Borrowings.	229,597
Balance Guaranteed by Eletrobras	R$ 2,296
Borrowings from Issuance of Debentures for UHE Santo Antonio project for Furnas one | UHE Santo Antnio
FINANCING AND LOANS
Company Stake	39.00%
Value of Financing	R$ 163,800
Borrowings.	212,214
Balance Guaranteed by Eletrobras	R$ 2,122
Borrowings from Issuance of Debentures for UHE Santo Antonio project for Furnas two | UHE Santo Antnio
FINANCING AND LOANS
Company Stake	39.00%
Value of Financing	R$ 273,000
Borrowings.	348,328
Balance Guaranteed by Eletrobras	R$ 3,483
Borrowings from BNDES bank for Centroeste de Minas project for Furnas | Centroeste de Minas
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 13,827
Borrowings.	7,612
Balance Guaranteed by Eletrobras	R$ 76
Borrowings from BNDES bank for Brasventos Miassaba 3 project for Furnas | Brasventos Miassaba 3 Geradora
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 30,984
Borrowings.	25,105
Balance Guaranteed by Eletrobras	R$ 251
Borrowings from BASA bank for IE Madeira project for Furnas | IE MADEIRA
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 65,415
Borrowings.	74,723
Balance Guaranteed by Eletrobras	R$ 747
Borrowings from BNDES bank for IE Madeira project for Furnas | IE MADEIRA
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 455,504
Borrowings.	338,220
Balance Guaranteed by Eletrobras	R$ 3,382
Borrowings from Issuance of Debentures for IE Madeira project for Furnas | IE MADEIRA
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 85,750
Borrowings.	124,479
Balance Guaranteed by Eletrobras	R$ 1,245
Borrowings from BNDES bank for Teles Pires project for Furnas | Teles pires
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 296,940
Borrowings.	327,604
Balance Guaranteed by Eletrobras	R$ 3,276
Borrowings from BNDES/Banco do Brasil bank for Teles Pires project for Furnas | Teles pires
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 294,000
Borrowings.	325,559
Balance Guaranteed by Eletrobras	R$ 3,256
Borrowings from Issuance of Debentures for Teles Pires project for Furnas | Teles pires
FINANCING AND LOANS
Company Stake	24.72%
Value of Financing	R$ 160,680
Borrowings.	182,006
Balance Guaranteed by Eletrobras	R$ 1,820
Borrowings from BNDES bank for Caldas Novas Transmissao project for Furnas one | Caldas Novas Transmissao S.A.
FINANCING AND LOANS
Company Stake	49.90%
Value of Financing	R$ 2,536
Borrowings.	1,485
Balance Guaranteed by Eletrobras	R$ 15
Borrowings from BNDES bank for Caldas Novas Transmissao project for Furnas two | Caldas Novas Transmissao S.A.
FINANCING AND LOANS
Company Stake	49.90%
Value of Financing	R$ 5,536
Borrowings.	4,287
Balance Guaranteed by Eletrobras	R$ 43
Borrowings from State Grid Brazil S.A. bank for Belo Monte Transmissora de Energia S.A. project for Furnas | Belo Monte Transmissora de Energia
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 294,700
Borrowings.	350,782
Balance Guaranteed by Eletrobras	R$ 3,508
Borrowings From BNDES for Belo Monte Transmissora De Energia S.a. Project for Furnas | Belo Monte Transmissora de Energia
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 412,825
Borrowings.	429,894
Balance Guaranteed by Eletrobras	R$ 4,299
Borrowings from BNDES-Transfer for Belo Monte Transmissora De Energia S.a. Project for Furnas | Belo Monte Transmissora de Energia
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 214,375
Borrowings.	226,383
Balance Guaranteed by Eletrobras	2,264
Borrowings from ICBC bank for Belo Monte Transmissora de Energia S.A. project for Furnas | All projects
FINANCING AND LOANS
Value of Financing	52,671,860
Borrowings.	51,269,042
Balance Guaranteed by Eletrobras	R$ 512,690
Borrowings from BNDES bank for 2012-2014 Investment Plan project for Furnas | 20122014 Investment Plan
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 441,296
Borrowings.	208,420
Balance Guaranteed by Eletrobras	R$ 2,084
Borrowings from BNDES bank for Empresa de Energia Sao Manoel project for Furnas | Empresa de Energia Sao Manoel S.A.
FINANCING AND LOANS
Company Stake	33.33%
Value of Financing	R$ 437,996
Borrowings.	450,594
Balance Guaranteed by Eletrobras	R$ 4,506
Borrowings from Issuance of Debentures for Empresa de Energia Sao Manoel project for Furnas | Empresa de Energia Sao Manoel S.A.
FINANCING AND LOANS
Company Stake	33.33%
Value of Financing	R$ 93,332
Borrowings.	112,163
Balance Guaranteed by Eletrobras	R$ 1,122
Borrowings from Banco Do Brasil Bank for Corporate Project For Furnas 1 | Corporate Project Furnas 1
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 50,000
Borrowings.	50,018
Balance Guaranteed by Eletrobras	R$ 500
Borrowings from Banco Do Brasil Bank for Corporate Project For Furnas 2 | Corporate Project Furnas 2
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 35,000
Borrowings.	35,013
Balance Guaranteed by Eletrobras	R$ 350
Borrowings from Acknowledgement of Debt - Petrobras/BR for Amazonas project for Amazonas | AMAZONAS
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 2,405,979
Borrowings.	4,019,441
Balance Guaranteed by Eletrobras	R$ 40,194
Borrowings from Acknowledgement of Debt - Petrobras/BR for Eletroacre project for Eletroacre | Eletroacre
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 91,774
Borrowings.	78,391
Balance Guaranteed by Eletrobras	R$ 784
Borrowings from Acknowledgement of Debt - Petrobras/BR for Boa Vista project for Boa Vista | Boa Vista
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 19,320
Borrowings.	14,125
Balance Guaranteed by Eletrobras	R$ 141
Borrowings from CEF bank for Corporate Project for Cepisa | Corporate Project
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 94,906
Borrowings.	45,499
Balance Guaranteed by Eletrobras	R$ 455
Borrowings from Banco IBM S/A bank for Ceal Corporate Project for Ceal | Ceal Corporate Project
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 10,736
Borrowings.	4,066
Balance Guaranteed by Eletrobras	R$ 41
Borrowings from BASA for Manaus Transmissora for Chesf one | Manaus Transmissora de Energia S.A.
FINANCING AND LOANS
Company Stake	19.50%
Value of Financing	R$ 48,750
Borrowings.	59,178
Balance Guaranteed by Eletrobras	R$ 592
Borrowings from BASA for Manaus Transmissora For Chesf two | Manaus Transmissora de Energia S.A.
FINANCING AND LOANS
Company Stake	19.50%
Value of Financing	R$ 29,250
Borrowings.	33,032
Balance Guaranteed by Eletrobras	R$ 330
Borrowings from BNB for TDG For Chesf one | TDG
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 29,764
Borrowings.	26,101
Balance Guaranteed by Eletrobras	R$ 261
Borrowings from BNB for TDG for Chesf two | TDG
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 58,346
Borrowings.	52,692
Balance Guaranteed by Eletrobras	R$ 527
Borrowings from Itau BBA e Bradesco BBI for Elica Serra das Vacas for Chesf one | Eolica Serra das Vacas Holding S.A.
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 132,009
Borrowings.	132,517
Balance Guaranteed by Eletrobras	R$ 1,325
Borrowings from Itau BBA e Bradesco BBI for Elica Serra das Vacas for Chesf two | Eolica Serra das Vacas Holding S.A.
FINANCING AND LOANS
Company Stake	49.00%
Value of Financing	R$ 33,320
Borrowings.	33,918
Balance Guaranteed by Eletrobras	R$ 339
Borrowings from BASA for Manaus Transmissora for Eletronorte one | Manaus Transmissora de Energia S.A.
FINANCING AND LOANS
Company Stake	30.00%
Value of Financing	R$ 75,000
Borrowings.	91,043
Balance Guaranteed by Eletrobras	R$ 910
Borrowings from BASA for Manaus Transmissora for Eletronorte two | Manaus Transmissora de Energia S.A.
FINANCING AND LOANS
Company Stake	30.00%
Value of Financing	R$ 45,000
Borrowings.	50,818
Balance Guaranteed by Eletrobras	R$ 508
Borrowings from Debentures for Belo Monte Transmissora De Energia for Eletronorte | Belo Monte Transmissora de Energia
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 142,100
Borrowings.	142,865
Balance Guaranteed by Eletrobras	R$ 1,429
Borrowings from CEF for Angra III Project for Eletronuclear | UTN Angra III
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 3,800,000
Borrowings.	3,226,517
Balance Guaranteed by Eletrobras	R$ 32,265
Borrowings from BNDES for Expansion of the South Transmission System for Eletrosul | Expansion of South-Southeast Interconnection
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 29,074
Borrowings.	25,294
Balance Guaranteed by Eletrobras	R$ 253
Borrowings from BNDE S for Brazil-Uruguay Interconnection for Eletrosul | Brazil-Uruguay Interconnection
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 21,827
Borrowings.	18,988
Balance Guaranteed by Eletrobras	R$ 190
Borrowings from BNDES for Transmissora Sul Litornea de Energia for Eletrosul | Transmissora Sul Litoranea De Energia
FINANCING AND LOANS
Company Stake	51.00%
Value of Financing	R$ 252,108
Borrowings.	225,345
Balance Guaranteed by Eletrobras	R$ 2,253
Borrowings from IADB for Upgrade of HPP Furnas and HPP Luiz Carlos Bar for Furnas | Upgrade of HPP Furnas and HPP Luiz Carlos Bar
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 407,595
Borrowings.	349,610
Balance Guaranteed by Eletrobras	R$ 3,496
Borrowings from Issuance Debentures for Belo Monte Transmissora De Energia S.a. Project for Furnas | Belo Monte Transmissora de Energia
FINANCING AND LOANS
Company Stake	24.50%
Value of Financing	R$ 142,100
Borrowings.	142,865
Balance Guaranteed by Eletrobras	R$ 1,429